Lease liabilities - Undiscounted lease payments (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Lease liabilities
Undiscounted lease payments	$ 273,597
Short-term lease expense	$ 915,532	$ 127,511	$ 58,663
Weighted average interest rate	5.01%	5.79%	5.40%
Less than one year
Lease liabilities
Undiscounted lease payments	$ 125,719
One to five years
Lease liabilities
Undiscounted lease payments	$ 147,878